Long-Term Debt (Details 3) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Quarterly principal payments in fixed amounts
Total	$ 2,759,444
Period of early payment of fixed principal installments of which option is available	3 months
Accumulated unrestricted cash and cash equivalents used in determining amount of additional variable payment	$ 50,000
Percentage of consolidated debt used in determining amount of additional variable payment	2.00%
Percentage of relevant budget up to which operating expenses and allocated general and administrative expenses per vessel cannot exceed	20.00%
Percentage of the first specified value of net equity proceeds equal to which additional prepayments are required	50.00%
Net equity proceeds used for determining additional prepayments	$ 300,000
Percentage of additional net equity proceeds equal to which additional prepayments are required to be made	25.00%
Minimum period considered for determining use of retained equity proceeds for prepayment	12 months
Voting interest owned in outstanding capital stock by Dr. Coustas and his family members, qualified for change of control (as a Percent)	33.00%
Voting interest owned by any person or group in outstanding capital stock, qualified for change of control (as a percent)	20.00%
Percentage of actual free cash flow equal to variable payment and fixed principal payment until the earlier of May 15, 2015 and the maximum consolidated net leverage ratio	92.50%
Maximum consolidated net leverage ratio	6
Percentage of actual free cash flow equal to variable payment and fixed principal payment after May 15, 2015, until maturity	89.50%
Bank agreement | January 2011 Credit Facility
Quarterly principal payments in fixed amounts
2016	$ 143,379
2017	148,840
2018	227,439
Total	519,658
Bank agreement | January 2011 Credit Facility | February 15
Quarterly principal payments in fixed amounts
2016	30,973
2017	44,939
2018	34,152
Bank agreement | January 2011 Credit Facility | May 15
Quarterly principal payments in fixed amounts
2016	36,278
2017	36,691
2018	37,585
Bank agreement | January 2011 Credit Facility | August 15
Quarterly principal payments in fixed amounts
2016	32,276
2017	35,338
2018	44,399
Bank agreement | January 2011 Credit Facility | November 15
Quarterly principal payments in fixed amounts
2016	43,852
2017	31,872
2018	45,334
Bank agreement | January 2011 Credit Facility | December 31
Quarterly principal payments in fixed amounts
2018	$ 65,969